CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 3,244,000	$ 5,371,000
Restricted cash		126,000
Short-term investment		2,360,000
Accounts receivable	2,876,000	3,575,000
Prepayments and other current assets	6,298,000	8,224,000
Cryptocurrency assets	7,625,000	5,612,000
Current assets of discontinued operations	13,813,000	10,068,000
Total current assets	33,856,000	35,336,000
Non-current assets:
Property and equipment, net	22,833,000	27,209,000
Intangible assets, net	2,033,000	3,299,000
Deposits	2,466,000	2,387,000
Long-term investments	4,173,000	8,049,000
Right-of-use assets	4,273,000	4,135,000
Long-term prepayments and other non-current assets	2,962,000	6,363,000
Non-current assets of discontinued operations		26,000
Total non-current assets	38,740,000	51,468,000
TOTAL ASSETS	72,596,000	86,804,000
Current liabilities:
Accounts payable	821,000	3,672,000
Amounts due to related parties	205,000	439,000
Accrued payroll and welfare payable	410,000	747,000
Accrued expenses and other current liabilities	14,333,000	4,825,000
Operating lease liabilities - current	1,681,000	1,367,000
Income tax payable	76,000	73,000
Current liabilities of discontinued operations	27,605,000	20,155,000
Total current liabilities	44,926,000	30,839,000
Non-current liabilities:
Operating lease liabilities - non-current	2,538,000	2,837,000
Total non-current liabilities	2,538,000	2,837,000
TOTAL LIABILITIES	47,464,000	33,676,000
Shareholders' equity:
Additional paid-in capital	621,837,000	620,807,000
Treasury shares	(21,604,000)	(21,604,000)
Accumulated deficit and statutory reserve	(570,879,000)	(542,169,000)
Accumulated other comprehensive loss	(4,276,000)	(3,960,000)
Total shareholders' equity	25,132,000	53,128,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	72,596,000	86,804,000
Related Party [Member]
Non-current assets:
Amounts due from related party - non-current	0	0
Current liabilities:
Amounts due to related parties	0	0
Class A Ordinary shares
Shareholders' equity:
Ordinary shares, value	54,000	54,000
Class B Ordinary shares
Shareholders' equity:
Ordinary shares, value
Class A preference shares
Shareholders' equity:
Preference shares, Value